Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2024
Fair Value Measurements
Schedule of financial instruments measured at fair value on recurring basis

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	16,206	—	16,206

Liabilities:
Contingent consideration	—	—	35,146	35,146

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	11,610	—	11,610

Liabilities:
Contingent consideration	—	—	30,949	30,949

Schedule of changes in fair value measurements

Level 3
Balance at January 31, 2022	12,990
Increase from acquisitions	26,043
Cash payments	(10,782)
Charges through profit or loss	2,804
Effect of movements in foreign exchange	(106)
Balance at January 31, 2023	30,949
Increase from acquisitions	19,550
Cash payments	(31,688)
Charges through profit or loss	16,334
Effect of movements in foreign exchange	1
Balance at January 31, 2024	35,146